Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Loan Segment	Dec. 31, 2011 Loan
Loans [Line Items]
Loan portfolio segments	7
Charge offs on TDR loans	$ 204,143
Loans modified as TDRs	0	0
Unsecured
Loans [Line Items]
Percentage of total loan portfolio	0.38%
Cash Value
Loans [Line Items]
Percentage of total loan portfolio	1.55%
Residential Real Estate
Loans [Line Items]
Percentage of total loan portfolio	11.26%
Commercial Real Estate
Loans [Line Items]
Percentage of total loan portfolio	84.80%
Business Assets
Loans [Line Items]
Percentage of total loan portfolio	1.20%
Vehicles
Loans [Line Items]
Percentage of total loan portfolio	0.77%
Other
Loans [Line Items]
Percentage of total loan portfolio	0.04%
Specific reserves for TDR loans
Loans [Line Items]
Specific reserves	536,111	726,270
Loans past due less than ninety days carried as non accrual at management discretion
Loans [Line Items]
Number of commercial real estate loans	1
Loans past due less than ninety days carried as non accrual at management discretion | Unsecured
Loans [Line Items]
Dollar amount of loans	885,992
Number of unsecured loan	2
Loans past due less than ninety days carried as non accrual at management discretion | Commercial Real Estate
Loans [Line Items]
Dollar amount of loans	$ 246,609